Deposits - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Deposit Liability [Line Items]
Money market investments	$ 9,500.0	$ 10,500.0
Bank overdrafts	2.3	1.6
Carrying value of securities pledged as collateral	437.9	2,200.0
Time deposits equal to or grater than $250,000	239.1	$ 224.0
Brokered certificates of deposit	$ 928.6